SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3.     SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements.

(a)    Foreign currency translation

The presentation currency of the consolidated financial statements is the United States dollar.  Where functional currency is different than presentation currency, all revenues, expenses and cash flows for each year are translated into the presentation currency using average rates for the year, or the rates in effect at the date of the transaction for significant transactions.  Assets and liabilities are translated using the exchange rate at the end of the year and stockholders’ equity was translated at historical rates. The resulting translation adjustment was recorded as accumulated foreign currency translation adjustment in accumulated other comprehensive income.

Foreign currency denominated non-monetary assets and liabilities are translated at the historical rates of exchange in effect on the date the asset was acquired or liability incurred.  Foreign currency denominated revenues and expenses are translated at the rate of exchange on the date on which such transactions occur.  Foreign currency gains or losses arising on the settlement of foreign-currency denominated monetary assets and liabilities are recognized in profit or loss in the year in which they arise.

(b)     Financial Instruments

Financial assets and financial liabilities are recognized on the Company’s consolidated statement of financial position when the Company becomes party to the contractual provisions of the instrument.  Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.  Financial liabilities are de-recognized when the obligation specified in the contract is discharged, cancelled or expired.

Financial assets

The Company classifies its cash and cash equivalents, restricted cash, and accounts receivable at amortized cost. Such assets are recognized initially at fair value plus any directly attributable transaction costs.  Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method.

Financial liabilities

The Company classifies its accounts payable and accrued liabilities as other financial liabilities.  These financial liabilities are recognized initially at fair value less any directly attributable transaction costs.  Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Company classifies its convertible notes as a financial liability at fair value through profit and loss.  The entire instrument is recognized initially at fair value with any subsequent changes in fair value recognized as an unrealized gain or loss in the statement of loss and comprehensive loss.   All related transaction costs are expensed as incurred.

Derivative instruments, including derivative instruments embedded in other contracts and instruments designated for hedging activities, are recognized as either asset or liabilities in the statement of financial position and measured at fair value.  The Company has not used derivative instruments to hedge exposures to cash flow or foreign currency risks.  Any change in the fair value of a derivative or an embedded derivative not designated as a hedging instrument is recognized as an unrealized gain or loss in the statement of loss and comprehensive loss.

(c)     Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term, highly liquid investments that are readily convertible to known amounts of cash within 90 days of purchase.

(d)     Restricted cash

Restricted cash represents secured cash that cannot be accessed by the Company without prior authorization from parties not related to the Company. Restricted cash is disclosed separately as part of other non-current assets.

(e)     Inventory

Inventory is valued at the lower of cost and net realizable value for finished goods, work in progress and raw materials. Cost is determined on a first-in, first-out basis. Cost of finished goods and work in progress includes direct material and labor costs and an allocation of manufacturing overhead and applicable shipping and handling costs. In determining net realizable value, the Company considers factors such as obsolescence, future demand for inventory and contractual arrangements with customers.

(f)     Property, plant and equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

As no finite useful life for land can be determined, related carrying amounts are not depreciated.

Depreciation of property, plant and equipment is recognized in profit or loss over the estimated useful lives using the following rates and methods:

Building	4% declining balance
Leasehold improvements	amortized over the life of the lease
Production & development equipment	30% declining balance
Computer hardware	30% declining balance
Computer software	100% declining balance
Office equipment	20% declining balance

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss.

(g)     Impairment of assets

Financial instruments

The Company uses the expected credit loss (ECL) model for calculating impairment of financial assets and recognizes expected credit losses as loss allowances for assets measured at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, which is determined based on historical information, external indicators, and forward-looking information through use of a provision matrix.

For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the assets.

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories are reviewed at each reporting date to determine whether there is any indication of impairment.  If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  For the purpose of impairment testing, if it is not possible to estimate the recoverable amount of an individual asset, the asset is included in the cash-generating unit to which it belongs and the recoverable amount of the cash-generating unit is estimated.  As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level.  A cash-generating unit is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount.  Impairment losses are recognized in profit or loss.  Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the unit on a pro-rata basis.

(i)     Contingent Liabilities and Provisions

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably. No liability is recognized if an outflow of economic resources as a result of present obligations is not probable. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

(j)     Employee benefits

The Company provides short-term employee benefits and post-employment benefits to current employees. The short-term employee benefits include wages, salaries, social security contributions, paid annual leave, paid sick leave and medical care. Short-term employee benefits obligations are measured on an undiscounted basis and are expensed as the related service is provided.

The Company provides post-employment benefits through defined contribution plans, including contributions to the Canadian Pension Plan and individual Registered Retirement Savings Plans of qualified employees. Contributions to defined contribution pension plans are recognized as an employee benefit expense in the years during which services are rendered by employees.

(k)     Revenue recognition

In December 2017, the Company closed its contract manufacturing and consulting services business and is now focused on the commercialization of its own product, the Reducer. Revenues from the Reducer are recognized at a point in time as follows:

Effective January 1, 2018, upon adoption of IFRS 15 Revenue from Contracts with Customers, the Company recognizes revenue for goods provided when the performance obligations have been completed, when control of the goods transfer to the customer, when the goods have been accepted by the customer and when collectability is reasonably assured.

The consideration for goods provided is measured at the fair value of the consideration received.  The standalone selling prices are determined based on the agreed upon list prices at which the Company sells its services in separate transactions.  Payment terms with customers vary by country and contract.  Standard payment terms  are 60 days from invoice date. The transaction price is documented on the contract or purchase order and agreed to by the customer.

The adoption of this new standard has had no significant impact on the Company’s consolidated financial statements.

Revenue recognition policy applicable before January 1, 2018

The Company earned revenue from four sources: the Reducer, product sales, contract manufacturing and consulting services.  Revenues from these four sources were recognized as follows:

Revenue from the sale of goods was recognized when the Company transferred to the buyer the significant risks and rewards of ownership of the goods, the Company retained neither continuing managerial involvement nor effective control over the goods sold, the amount of revenue was measured reliably, it was probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction was measured reliably.  For consulting services, revenue was recognized when the amount of revenue can be measured reliably, it was probable that the economic benefits associated with the transaction will flow to the Company and the stage of completion and the costs incurred or to be incurred in respect of the transaction was measured reliably.

Reducer, Product sales and Contract manufacturing

For the Reducer, product sales and contract manufacturing, these criteria were met upon time of shipment at shipping point.

Consulting services

For consulting services, these criteria were met as the services were delivered under the terms of the related consulting services contract.

(l)     Research and development

The Company is engaged in research and development. Research costs are expensed as incurred. Development costs are expensed in the year incurred, unless they meet the criteria for capitalization. The criteria include that development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditure is recognized in profit or loss as incurred. Management reviews the applicable criteria on a regular basis and if the criteria are no longer met, any remaining unamortized balance is written off as a charge to profit or loss. Research and development costs are reduced by any scientific research and experimental development tax credits to which the Company is entitled.

(m)     Interest income and interest expense

Interest income comprises interest income from high interest savings accounts and guaranteed investment certificates. Interest income is recognized in profit or loss, using the effective interest method.

(n)     Operating lease

Prior to January 1, 2019, leases where the Company does not assume substantially all the risks and rewards of ownership are classified as operating leases. Payments on operating leases are recognized as an expense on a straight-line basis over the lease term. Associated costs, such as maintenance and insurance, are expensed as incurred.

(o)     Income taxes

Tax expense represents current tax and deferred tax. Tax is recognized in profit or loss except to the extent it relates to items recognized in other comprehensive income or directly in equity. Current tax is based on the taxable profits for the year, and is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their respective carrying amounts in the consolidated financial statements. However, deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither the accounting profit nor taxable profit. Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized. Deferred tax assets and liabilities are offset when the Company has a right and intention to offset tax assets and liabilities from the same taxation authority.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability settled.

(p)     Equity

Share capital represents the value of shares that have been issued. Any transaction costs associated with the issuing of shares are deducted from share capital.

From time to time the Company may issue units consisting of common shares and common share purchase warrants. The Company estimates the fair value of the common shares based on their market price on the date of the issuance of the units. The residual difference, if any, between the unit price and the fair value of each common share represents the fair value attributable to each warrant. Any transaction costs associated with the issuance of units would be apportioned between the common shares and warrants based on their relative fair values.

Professional, consulting, regulatory fees and other costs that are directly attributable to financing transactions are deferred until such time as the transactions are completed. Share issue costs are charged to share capital when the related shares are issued. Costs relating to financing transactions that are abandoned are charged to profit and loss.

Contributed surplus includes the fair value of vested stock options and share units (see Note 3(q)).

Deficit includes all current and prior year losses.

(q)     Share-based payments

The Company has an equity-settled share-based stock option plan. The Company grants stock options to buy common shares of the Company to directors, officers, employees and consultants (see Note 19(c)).

The fair value of the stock options awarded to employees, directors, officers and service providers is measured at grant date, using the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s common shares, based on historic market price volatility, and an expected life of the options. The fair value of the options is recognized as an employee expense, with a corresponding increase in equity, over the year that the employees unconditionally become entitled to the options. The amount recognized as expense is adjusted to reflect the number of stock options expected to vest.

For stock options with non-vesting conditions, the grant date fair value of the options is recognized to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The Company uses a fair value-based method of accounting for restricted share units (“RSUs”) which are assumed to settle on an equity basis. The Company grants restricted share units to the Company’s directors, officers, employees and consultants (see Note 19(d)).

The fair value of the RSUs awarded to employees, directors, officers and service providers is measured at market date, using the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company's common shares, based on historic market price volatility, and an expected life of the restricted share units.  The cost is recorded over the vesting period of the award to the same expense category of the award’s recipients compensation costs and the corresponding entry is recorded in equity.

(r)     Loss per share

Loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted loss per share is computed using the treasury stock method and weighted average number of common shares outstanding during the year for the effects of all potentially dilutive shares.

(s)     Operating segment

The Company operates its business in one segment. The Company reports information about revenues from customers for the Reducer, from geographical areas, and from major customers.

(t)     Adoption of new standards

Accounting standard issued and effective January 1, 2019

IFRS 16 – Leases

IFRS 16 ‘Leases’ replaces IAS 17 ‘Leases’ along with three Interpretations (IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC 15 ‘Operating Leases-Incentives’ and SIC 27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’). The new Standard has been applied using the modified retrospective approach, with the cumulative effect of adopting IFRS 16 being recognized in equity as an adjustment to the opening balance of retained earnings for the current period. Prior periods have not been restated.

For contracts in place at the date of initial application, the Company has elected to apply the definition of a lease from IAS 17 and IFRIC 4 and has not applied IFRS 16 to arrangements that were previously not identified as lease under IAS 17 and

IFRIC 4.

The Company has elected to include initial direct costs in the measurement of the right-of-use asset for operating leases in existence at the date of initial application of IFRS 16, being January 1, 2019.

At this date, the Company has also elected to measure the right-of-use assets at an amount equal to the lease liability adjusted for any prepaid or accrued lease payments that existed at the date of transition.

The Company performed an impairment review on the right-of-use assets at the date of initial application.

On transition, for leases previously accounted for as operating leases with a remaining lease term of less than 12 months and for leases of low-value assets, the Company has applied the optional exemptions to not recognize right-of-use assets but to account for the lease expense on a straight-line basis over the remaining lease term.

On transition to IFRS 16 the weighted average incremental borrowing rate applied to lease liabilities recognized under IFRS 16 was 10%.

The Company has benefited from the use of hindsight for determining the lease term when considering options to extend and terminate leases.

The following is a reconciliation of total operating lease commitments at December 31, 2018 to the lease liabilities recognized at January 1, 2019:

Total operating lease commitments disclosed at December 31, 2018	$1,431,188
Recognition exemptions:
Leases of low value assets	—
Leases with remaining lease term of less than 12 months	—
Variable lease payments not recognized	—
Operating lease liabilities before discounting	1,431,188
Discounted using incremental borrowing rate	(142,082)
Operating lease liabilities	1,289,106

Total lease liabilities recognized under IFRS 16 at January 1, 2019	$1,289,106

For any new contracts entered into on or after January 1, 2019, the Company considers whether a contract is, or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition the Company assesses whether the contract meets three key evaluations which are whether:

a.	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Company
b.

the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract

c. the Company has the right to direct the use of the identified asset throughout the period of use. The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

Measurement and recognition of leases as a lessee

At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability on the statement of financial position.

The Company depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available. If the interest rate implicit in the lease is not readily available, the Company discounts using the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments. When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

On the statement of financial position, right-of-use assets have been included under non-current assets and lease liabilities have been included under current and non-current liabilities.

IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments. This interpretation specifies that if an entity concludes it is probable that the taxation authority will accept an uncertain tax treatment, it shall determine the tax result consistently with the tax treatment used or planned to be used in its income tax filing. If it is not probable, the entity shall reflect the effect of uncertainty for each uncertain tax treatment by using either of the following methods, depending on which one the entity expects to better predict the resolution of the uncertainty:

d.	Most likely amount: single most likely amount in a range of possible outcomes;
e.	Expected value: sum of the probability-weighted amounts in a range of possible outcomes.

The adoption of IFRIC 23 on January 1, 2019 has not had a significant impact on these consolidated financial statements.